CONTINGENCIES (Details)																					1 Months Ended						3 Months Ended			6 Months Ended				9 Months Ended		12 Months Ended
	Jan. 24, 2020 USD ($) Payment	Jan. 01, 2020 Rate	Oct. 14, 2019 USD ($)	Sep. 17, 2019 Rate	Aug. 28, 2019 USD ($)	Jul. 15, 2019 USD ($)	Aug. 06, 2018 defendant	Nov. 27, 2017 defendant	Oct. 19, 2017	Oct. 10, 2017 charge	Aug. 15, 2017 defendant	Dec. 02, 2016 charge	Jun. 08, 2016 claim	Mar. 11, 2016 defendant	Oct. 20, 2014 plaintiff	Sep. 05, 2014 USD ($)	May 26, 2014 USD ($)	May 23, 2014 USD ($)	Apr. 24, 2014 USD ($)	Apr. 17, 2014 USD ($) claim	Jul. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Nov. 30, 2011 government	Mar. 31, 2011	Nov. 30, 2008 individual	Dec. 31, 2019 USD ($) Rate	Dec. 31, 2017 USD ($)	Jun. 30, 2017 committee	Jun. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017	Sep. 30, 2014 claim	Sep. 30, 2019 Rate	Sep. 16, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 23, 2019 defendant	Jul. 31, 2019 USD ($)	Jul. 18, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jan. 17, 2018 USD ($)	Dec. 27, 2017 USD ($)	Sep. 14, 2017 investigation	Mar. 03, 2017 container	Apr. 06, 2016 USD ($)	May 30, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Impairment (reversals) charges (note 10)																																				$ (1,423,000,000)	$ 900,000,000
Proportion of ownership interests held by non-controlling interests		16.00%
Number Of Installment Payments | Payment	5
Randgold
Disclosure of contingent liabilities [line items]
Tax advances paid to the government						$ 43,000,000
Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary		84.00%		100.00%																							100.00%							63.90%	63.90%
Proportion of ownership interests held by non-controlling interests				36.10%																																0.00%
Payment to resolve tax claim																																					300,000,000
Government of Tanzania | Twiga Minerals Corporation
Disclosure of contingent liabilities [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Economic Benefit Shared With Government	5000.00%
Payment to resolve tax claim	$ 100,000,000
Installment Payment To Resolve Outstanding Tax Claims	$ 40,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions
Disclosure of contingent liabilities [line items]
Number of additional plaintiffs | plaintiff															2
Estimated financial effect of contingent liabilities																											$ 0									$ 0
Legal proceedings contingent liability | Canadian Securities Class Actions | Canada
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																	8
Legal proceedings contingent liability | Canadian Securities Class Actions | ONTARIO
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																	4
Damages sought																$ 3,000,000,000			$ 3,000,000,000
Number of additional plaintiffs | plaintiff															1
Legal proceedings contingent liability | Canadian Securities Class Actions | Ontario and Alberta
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																				2
General damages sought																				$ 4,300,000,000
Special damages sought																				$ 350,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions | ALBERTA
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																	2
Damages sought																		$ 6,000,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions | SASKATCHEWAN
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																	1
Damages sought																	$ 6,000,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions | QUEBEC
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																	1
Legal proceedings contingent liability | Pascua Lama SMA Regulatory Sanctions | Compañía Minera Nevada
Disclosure of contingent liabilities [line items]
Number of claims filed | claim													2
Estimated financial effect of contingent liabilities																																															$ 16,000,000
Legal proceedings contingent liability | San Juan Provincial Regulatory Sanction | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Administrative fine paid																																														$ 10,000,000
Legal proceedings contingent liability | Criminal Matters | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																											0									0
Number of defendants | defendant														9
Contingent Liabilities, Number Of Defendants Granted Probation | defendant																																						8
Number of investigations consolidated | investigation																																												2
Number of defendants with confirmed indictment | defendant							6	4			8
Legal proceedings contingent liability | Operations and Regulatory Infringement | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Number of charges in claim | charge												2
Legal proceeding provision																																											$ 5,600,000
Legal proceedings contingent liability | Veladero Cyanide Leaching Process, Civil Action | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																											0									0
Legal proceedings contingent liability | Veladero release of gold-bearing process solution | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Number of charges in claim | charge										2
Legal proceeding provision																																											$ 5,600,000
Legal proceedings contingent liability | Provincial Amparo Action | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																											0									0
Legal proceedings contingent liability | Federal Amparo Action | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																											0									0
Legal proceedings contingent liability | Perilla Complaint
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																											0									0
Number of named individuals in claim | individual																										2
Number of unnamed residents in claim | individual																										200,000
Legal proceedings contingent liability | Writ of Kalikasan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																											0									0
Number of service days to return Writ																									10 days
Number of local governments seeking intervenor status | government																								2
Legal proceedings contingent liability | Veladero Tax Assessment and Criminal Charges [Member] | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Tax claims related to foreign operations																																					$ 14,100,000
Tax claims related to Argentinian's operations in local currency																																					ARS 543 million
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																											327,000,000	$ 306,000,000			$ 306,000,000					327,000,000	$ 306,000,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Tax assessment																					$ 190,000,000,000	$ 190,000,000,000						3,000,000,000
Number of containers approved for export prior to ban | container																																													27
Number of government presidential committees conducting investigations | committee																													2
Royalty tax rate																															4.00%	6.00%
Clearing fee on minerals exported																															1.00%
Proportion of ownership interests held by non-controlling interests									16.00%
Economic Benefit Shared With Government	5000.00%								5000.00%
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment Related to Withholding Tax | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Tax assessment																							$ 41,300,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment Related To Resident Allegation | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Tax assessment																							$ 500,700,000
Tax contingent liability [member] | Chilean Internal Revenue Service | Zaldívar
Disclosure of contingent liabilities [line items]
Tax assessment			$ 1,000,000,000		$ 1,000,000,000
Commencement of legal proceeding | Commencement of major litigation | Pascua Lama SMA Regulatory Sanctions | Compañía Minera Nevada
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																										$ 11,500,000
Impairment (reversals) of long lived assets
Disclosure of contingent liabilities [line items]
Impairment (reversals) charges (note 10)																																				(1,423,000,000)	746,000,000
Pascua-Lama | Individual assets | Impairment (reversals) of long lived assets
Disclosure of contingent liabilities [line items]
Impairment (reversals) charges (note 10)																												$ (429,000,000)
MALI | Randgold
Disclosure of contingent liabilities [line items]
Tax claims related to foreign operations																											92,000,000			$ 275,000,000						$ 92,000,000					$ 267,700,000
Taxes recoverable																																								$ 60,000,000	41,100,000
Fair value of taxes recoverable																																									$ 0.0
Increase in tax advances accrued						$ 17,000,000
Zaldívar
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture																																				50.00%
Percent of ownership by other parties in joint ventures					50.00%
Impairment (reversals) charges (note 10)																																					$ 0
Zaldívar | Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																											$ 0									$ 0
Tethyan Copper Company Pty Limited
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture																														50.00%
Percent of ownership by other parties in joint ventures																														50.00%
Funds awarded for damages																																							$ 5,840,000,000
Compensation for denial of mining lease																																							4,087,000,000
Estimated financial effect of contingent assets																																							0
Interest compounded on claims																																							$ 1,753,000,000
Adjustment to interest rate																																							1.00%